Annual Fund Operating Expenses - Prospectus #2 - Calvert Emerging Markets Focused Growth Fund	Dec. 31, 2022
Class A
Operating Expenses:
Management Fees	0.87%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (1)	0.29%	[1]
Total Annual Fund Operating Expenses	1.41%
Less Expense Reimbursement and Fee Reduction (2)	(0.17%)	[2]
Net Annual Fund Operating Expenses	1.24%
Class C
Operating Expenses:
Management Fees	0.87%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (1)	0.29%	[1]
Total Annual Fund Operating Expenses	2.16%
Less Expense Reimbursement and Fee Reduction (2)	(0.17%)	[2]
Net Annual Fund Operating Expenses	1.99%
Class I
Operating Expenses:
Management Fees	0.87%
Distribution and Service (12b-1) Fees	none
Other Expenses (1)	0.29%	[1]
Total Annual Fund Operating Expenses	1.16%
Less Expense Reimbursement and Fee Reduction (2)	(0.17%)	[2]
Net Annual Fund Operating Expenses	0.99%
Class R6
Operating Expenses:
Management Fees	0.87%
Distribution and Service (12b-1) Fees	none
Other Expenses (1)	0.29%	[1]
Total Annual Fund Operating Expenses	1.16%
Less Expense Reimbursement and Fee Reduction (2)	(0.17%)	[2]
Net Annual Fund Operating Expenses	0.99%

[1]	Based on estimates for the current fiscal year.
[2]	Calvert Research and Management (“CRM”) has agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 1.24% for Class A shares, 1.99% for Class C shares, 0.99% for Class I shares and 0.99% for Class R6 shares. This expense reimbursement will continue through April 30, 2024. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by CRM during the same fiscal year to the extent actual expenses are less than any contractual expense cap in place during such year.